YOUR INVESTMENT DEALER IS:




This Prospectus sets forth concisely information about the Fund that you should know before investing.

[LOGO] VAN ECK GLOBAL
Van Eck Funds
99 Park Avenue, New York, NY 10016

[GRAPHIC OMITTED]

www.vaneck.com



                                                                  VAN ECK GLOBAL

                                                                      PROSPECTUS
                                                               September 1, 2003

                               [GRAPHIC OMITTED]

                          VAN ECK ABSOLUTE RETURN FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                   GLOBAL INVESTMENTS SINCE 1955

TABLE OF CONTENTS


I.   VAN ECK ABSOLUTE RETURN FUND                                              2

     INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, OTHER
     INVESTMENT STRATEGIES, FEES AND EXPENSES; FUND EXPENSES


II.  ADDITIONAL INVESTMENT STRATEGIES                                          8

     OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT
     TECHNIQUES AND RISKS


III. SHAREHOLDER INFORMATION

     HOW TO BUY, SELL EXCHANGE, OR TRANSFER SHARES; AUTOMATIC SERVICES;
     MINIMUM PURCHASE AND ACCOUNT VALUE; HOW TO CHOOSE A CLASS OF
     SHARES; YOUR PRICE PER SHARE; SALES CHARGES; HOUSEHOLDING;
     RETIREMENT PLANS; DIVIDENDS AND CAPITAL GAINS; TAXES; AND
     MANAGEMENT OF THE FUNDS                                                  20

IV.  HOW THE FUND IS MANAGED

     INVESTMENT ADVISER, FEES PAID TO THE ADVISER, SUB-ADVISERS,
     THE TRUST, CUSTODIAN, TRANSFER AGENT, INDEPENDENT AUDITORS,
     COUNSEL; TAXES; HOW FUND SHARES ARE PRICED; SHAREHOLDER INQUIRIES        32

V.   FINANCIAL HIGHLIGHTS                                                     35

I. VAN ECK ABSOLUTE RETURN FUND


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENT STRATEGIES, FEES AND EXPENSES; FUND EXPENSES

PROFILE OF THE FUND

INVESTMENT OBJECTIVE:

The Van Eck Absolute Return Fund (the "Fund") seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund pursues its objective by utilizing a diversified "manager of managers" investment approach. To manage its assets, the Fund selects multiple investment sub-advisers with experience in managing absolute return strategies for private investment accounts, private investment funds commonly referred to as "hedge funds" and/or other accounts. Under normal market conditions, there will be at least three Sub-Advisers and, from time to time, there may be as few as one Sub-Adviser.

The Fund is managed by Van Eck Associates Corporation (the "Adviser"), a registered investment adviser. The Adviser may manage a portion of the Fund's assets and selects other sub-advisory firms (the "Sub-Advisers") (the Adviser and Sub-Advisers together, the "Sub-Advisers") to manage the Fund's assets. The Adviser supervises and monitors Sub-Advisers' performance and recommends employment, termination, addition and replacement of Sub-Advisers. The Fund's Board of Trustees has overall responsibility for termination of the Adviser as adviser to the Fund and as a Sub-Adviser.

THE SUB-ADVISERS:

Currently, the Fund has entered into sub-advisory agreements with eight Sub-Advisers investing in multiple styles:

   Analytic Investors, Inc. primarily employs long only and long/short market neutral strategies.

   AXA Rosenberg Investment Management LLC primarily employs a value long/short market neutral strategy.

   Coda Capital Asset Management LLC employs a convertible arbitrage strategy.

   Gotham Advisors, Inc. employs a long/short strategy.

   Grantham, Mayo, Van Otterloo & Co. LLC employs a market neutral strategy.


2    VAN ECK ABSOLUTE RETURN FUND PROSPECTUS
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                                      1. THE FUND / VAN ECK ABSOLUTE RETURN FUND



   Martingale Asset Management, L.P. employs a long/short market neutral strategy.

   PanAgora Asset Management, Inc. employs a fixed income long/short strategy.

   Straits Global Asset Management LLC employs a global fixed income long/short strategy.

The Sub-Advisers and investment styles selected are those whose performance, the Adviser believes, is not correlated or has low correlation with major financial market indices or with each other.

The Fund's assets are allocated by the Adviser among the investment styles of the Sub-Advisers. Sub-Advisers may be added or removed at any time. There is no fixed or minimum allocation of assets to any Sub-Adviser.

By allocating its assets among a number of Sub-Advisers, the Fund seeks to achieve its investment objective with greater diversification, less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. However, because each Sub-Adviser requires a minimum asset allocation, the Fund's assets may be allocated to a single manager or strategy.

ABSOLUTE RETURN STRATEGIES:

Absolute return strategies are intended to provide absolute (positive) returns in all markets by exploiting disparities or inefficiencies in markets, geographical areas, companies, taking advantage of anticipated price movements up and/or down of securities and markets, or benefiting from cyclical relationships or special situations (such as reorganizations). A fuller description of these and other strategies may be found in the Statement of Additional Information.

The Sub-Advisers may employ aggressive investment strategies and techniques and concentrate investments in certain sectors and geographical regions. The Sub-Advisers may employ techniques, strategies and analyses based on relationships, correlations and assumptions between securities, instruments, commodities, markets or other factors, or the occurrence of certain events.



                                  VAN ECK ABSOLUTE RETURN FUND PROSPECTUS      3

VAN ECK ABSOLUTE RETURN FUND STRATEGIES

THE PRIMARY ABSOLUTE RETURN STRATEGIES THAT MAY BE EMPLOYED BY
THE SUB-ADVISERS INCLUDE:

   EVENT DRIVEN STRATEGIES: are designed to benefit from price movements caused by anticipated corporate events such as a merger, acquisition, spinoff, or other special situation.

   RELATIVE VALUE/ARBITRAGE STRATEGIES: invest both long and short in securities or other instruments to take advantage of perceived discrepancies in market prices. These may include:

      PAIRS TRADING--long and short positions in securities of different companies in the same industry.

      CONVERTIBLE ARBITRAGE--hedged investing in the convertible securities of a company such as buying the convertible bond and shorting the common stock of the same company.

      FIXED INCOME OR INTEREST RATE ARBITRAGE--buying and shorting different debt securities and/or futures contracts and includes interest rate swap arbitrage, U.S. and non-U.S. bond arbitrage.

   TRADING/MARKET TIMING STRATEGIES: designed to benefit from cyclical relationships between certain market indices, sectors, security types, etc.

   MARKET NEUTRAL EQUITY STRATEGIES: designed to exploit equity market inefficiencies and generally involves being simultaneously invested in long and short equity portfolios of approximately the same size, usually in the same market. These strategies attempt to be dollar or beta neutral and control market exposures. Beta is a measure of the relative price movement of a security as compared to a broad market index such as the S&P 500.

   LONG/SHORT EQUITY STRATEGIES: employ long and short trading strategies, and may attempt to yield a low beta and seek to dampen market bias exposures.

   LONG-ONLY EQUITY STRATEGIES: designed to capitalize on the expertise of Sub-Advisers that historically concentrate in the certain markets, industries or geographical areas.

   SHORT-ONLY EQUITY STRATEGIES: designed to capitalize on the expertise of Sub-Advisers that historically concentrate in the identification of candidates for short selling.


4      VAN ECK ABSOLUTE RETURN FUND PROSPECTUS
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                                              1. THE FUND / ABSOLUTE RETURN FUND

    DISTRESSED SECURITIES STRATEGIES: designed to invest in the debt, equity, or trade claims of issuers in financial distress when managers perceive a turnaround will materialize.

    FIXED INCOME AND HIGH YIELD INVESTMENT STRATEGIES: designed to take advantage of deeply discounted debt securities of issuers that appear to have significant upside potential.

The Fund will primarily invest in common, convertible or non-convertible preferred stock and debt instruments of U.S. and foreign governments, semi-government, their agencies and instrumentalities, non-governmental organizations, supra-national organizations and companies, including those in or that have operations in emerging markets. The Fund may invest in foreign securities, depositary receipts and shares relating to foreign securities; rights, warrants, forward, futures and options contracts and other derivative securities; enter into equity, interest rate, index and currency rate swap agreements; and invest in other securities and instruments and employ investment strategies that are or may in the future become available. The Fund may invest directly and indirectly in commodities; direct equity interests in trusts; partnerships; joint ventures and other unincorporated entities or enterprises; and securities of companies in initial public offerings.

The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions or to enable the Fund to implement an investment strategy quickly. To the extent that the Fund takes a temporary defensive position, it will not be pursuing its objective.

OTHER INVESTMENT STRATEGIES

The Fund also has the ability to employ strategies including (a) lending its portfolio securities to brokers, dealers and financial institutions and (b) other strategies, securities or financial instruments that may become available in the future.



                                  VAN ECK ABSOLUTE RETURN FUND PROSPECTUS      5

VAN ECK ABSOLUTE RETURN FUND PERFORMANCE


As the Fund has less than one calendar year of operating history, there is no performance information available at this time.



6      VAN ECK ABSOLUTE RETURN FUND PROSPECTUS
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                                              1. THE FUND / ABSOLUTE RETURN FUND

VAN ECK ABSOLUTE RETURN FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  VAN ECK ABSOLUTE RETURN FUND
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                               Class A     Class C
                                               -------     -------
  Management Fees                               2.50%       2.50%
  Distribution (12b-1) Fees                     0.50%       1.00%
  Other Expenses(1)                             0.83%       0.33%
                                               -----        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES(2)       3.33%       3.83%

(1) Because the Fund has less than one calendar year of operating history, the fees and expenses are based on estimates for the current fiscal year. Other Expenses include, but are not limited to, administration, dividends paid on securities sold short, professional fees, shareholder reports, custody and transfer agency fees. However, Other Expenses do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles in the United States.

(2) The Adviser has voluntarily agreed to waive fees and assume certain operating expenses (Distribution (12b-1) Fee excluding brokerage fees and expenses, transaction fees, interest, dividends paid on securities sold short, taxes and extraordinary expenses) to the extent Total Annual Operating Expenses exceed 2.5% of average daily net assets. This voluntary waiver and assumption may be discontinued at any time by the Adviser.


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. The example does not reflect fees and charges at the separate account level and if they were reflected the cost would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


  EXPENSE EXAMPLE
  WHAT A $10,000 INVESTMENT WOULD ACTUALLY COST

--------------------------------------------------------------------------------

   Class A
   -------
   1 year                          $  316
   3 years                         $  327

   Class C
   -------
   1 year                          $  485
   3 years                         $1,169

FUND EXPENSES

The Fund bears all expenses of its own operations, other than those incurred by the Adviser or its affiliate under its Advisory Agreement with the Trust. The Adviser may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund. The fees of the Sub-Advisers are borne by the Adviser.




                                  VAN ECK ABSOLUTE RETURN FUND PROSPECTUS      7

II. ADDITIONAL INVESTMENT STRATEGIES

     OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

PRINCIPAL RISKS

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. There can be no assurance that the Fund will achieve its objective. Since the Sub-Advisers will employ aggressive investment strategies and techniques that may each be considered inherently risky and may employ techniques, strategies and analyses based on historic relationships, correlations, assumptions or the occurrence of certain events that may be disrupted, fail to exist or materialize, the Fund and you may lose money. In addition, a Sub-Adviser may incorrectly assess relative values or the relative values may be affected by factors or events the Sub-Adviser failed to consider or anticipate.

The Fund believes that its policy of using multiple investment sub-advisers (rather than a single firm) that employ various absolute return strategies may mitigate losses in generally declining markets. However, there can be no assurance that losses will be avoided. Further, because of minimums imposed by Sub-Advisers, the assets of the Fund may be managed by as few as one Sub-Adviser employing a single investment strategy. Investment strategies and Sub-Advisers whose performance has historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During these periods, certain absolute return investment and hedging strategies may cease to function as anticipated.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND ARE AS FOLLOWS:

AGGRESSIVE INVESTMENT

DEFINITION             Utilizing investment strategies and techniques, including
                       absolute return strategies, that involve greater risk of loss than those used by typical mutual funds.

RISK The Fund and you may lose more money than if you invested in another mutual fund that did not invest aggressively. Further, the use of hedged strategies provides no assurance that they will protect against losses or perform better than non-hedged strategies, or that consistent absolute returns will be achieved.



8      VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

ARBITRAGE TRADING RISKS

DEFINITION             Transactions that attempt to exploit price differences of
                       identical, related or similar securities on different markets or in different forms.

RISK The underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

                       For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition and selling short the acquirer's securities. If an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities.

ASSET BACKED SECURITIES

DEFINITION             Represent pools of consumer loans unrelated to mortgages.

RISK Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING AND LEVERAGE

DEFINITION             Borrowing to invest more is called "leverage." The Fund
                       may borrow money from banks or other financial institutions to meet redemption requests, therefore, the Fund may be "leveraged". In addition, the Fund may be leveraged by investing in certain securities such as futures, options, forward contracts and other derivative securities, by selling securities short, by taking uncorrelated long/short positions, by entering into repurchase agreements or as a result of large redemptions from the Fund.

RISK Leveraging will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. The use of borrowing may diminish the investment performance of the



                                  VAN ECK ABSOLUTE RETURN FUND PROSPECTUS      9

                       Fund compared to it would have been without borrowing. For the risks associated with futures and forward contracts, options and other derivative securities see below.

DEBT SECURITIES

DEFINITION             Debt securities are usually thought of as bonds, but debt
                       may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term.
                       Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market" that is, people other than their original issuers trade them.

RISK The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. This is called interest rate risk. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default, fail to pay interest or to repay principal at maturity. This is called credit risk. Low-quality issues are considered more likely to default than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by the Fund's Sub-Adviser.


DEFENSIVE INVESTING

DEFINITION             A deliberate, temporary shift in portfolio strategy that
                       may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers' acceptances, high-grade commercial paper, and repurchase agreements.

RISK Opportunity cost-- i.e., when the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives.


10      VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

DERIVATIVES

DEFINITION             A derivative is a security that derives its present value
                       from the current value of an underlying asset, index, interest rate, commodity, security, or currency exchange rate.

RISK The Fund will make more extensive use of derivatives than other mutual funds. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated; are not correlated with the performance of other investments which they are used to hedge; or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses a derivative, either on its own, or in combination with other derivatives, to offset other investments with the aim of reducing risk-- called "hedging." The Fund also invests in derivatives for its investment value. Kinds of derivatives include (but are not limited to): forward contracts, futures contracts, options, options on futures contracts and swaps. The Fund will not commit more than 10% of its assets to initial margin deposits on futures contracts and premiums on options for investment purposes (leverage). Hedging, as defined by the Commodity Exchange Act, is excluded from this 10% limit. For a complete discussion of the kinds of derivatives the Fund uses, and of its risks, please see the Statement of Additional Information ("SAI").


                                 VAN ECK ABSOLUTE RETURN FUND PROSPECTUS      11

DISTRESSED SECURITIES

DEFINITION             Securities of issuers which have defaulted on their
                       obligations or have filed for bankruptcy protection.

RISK Legal difficulties and negotiations with creditors and other claimants; the time lag between when an investment is made and when the value of the investment is realized; and the legal and other monitoring costs that are involved in protecting the value of the Fund's claims may result in losses. Distressed securities maybe illiquid.

EMERGING MARKETS SECURITIES

DEFINITION             Securities of companies which are primarily in developing
                       countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

RISK Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. The recent extraordinary returns in emerging markets securities may not recur. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that only concentrate in a few industries, securities issues that are held by a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.


12      VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

FOREIGN CURRENCY TRANSACTIONS

DEFINITION             The money issued by foreign governments and the contracts
                       involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.

RISK                   Foreign currencies shift in value against U.S. currency.
                       These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see "Derivatives," above). The Fund may buy currency as an investment. Successful hedging or investing in currency requires successful predicting of currency prices, which is not always possible.

FOREIGN SECURITIES

DEFINITION             Securities issued by foreign governments,
                       semi-governments, their agencies and instrumentalities, supra-national and non-governmental organizations and companies, traded in foreign currencies, or issued by companies with most of their business interests in foreign countries.

RISK Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different-- and less revealing-- than U.S. accounting practice. Foreign regulation of stock exchanges may be inadequate or irregular. Some of these risks may be reduced when the Fund invests indirectly in foreign issues via American Depositary Receipts (ADRs), European Depositary Receipts
                       (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and securities of foreign investment funds or trusts, including passive foreign investment companies. These vehicles are traded on larger, recognized exchanges and in stronger, more recognized currencies.

                       The Fund invests in some foreign companies whose registrars have contracted to allow the Fund's sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.


                                 VAN ECK ABSOLUTE RETURN FUND PROSPECTUS      13

HIGH PORTFOLIO TURNOVER RATE

DEFINITION             Frequent purchases and sales of securities.

RISK An increase in brokerage commissions due to a higher turnover rate may negatively impact the performance of the Fund.

HIGH YIELD SECURITIES

DEFINITION             Debt and preferred securities that pay a higher interest
                       rate because of a high risk of default.

RISK Securities in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of such securities may tend to fluctuate more than those for higher-rated securities do. The market for lower-rated securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower-rated securities.


14      VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

INTERNATIONAL, NON-INVESTMENT GRADE DEBT SECURITIES

DEFINITION             Debt securities of foreign companies, traded in foreign
                       currencies or of companies with most of their business interests in another country. They may be unrated or rated in the lower rating categories by the various credit rating agencies.

RISK Greater risk of loss of principal and interest than higher-rated securities are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. They are also generally subject to greater risk than securities with higher credit ratings in the case of deterioration of general economic conditions. Additionally, evaluating credit risk for non-U.S. debt securities involves greater uncertainty because credit rating agencies throughout the world have different standards, making comparisons across countries difficult. Because investors generally perceive that there are greater risks associated with lower-rated securities, the yields or prices of such securities may tend to fluctuate more than those for higher-rated securities do. The market for international, non-investment grade debt securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which securities are sold. In addition, adverse publicity and investor perceptions about international, non-investment grade debt securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such securities.

INVESTMENT STRATEGIES

DEFINITION             Absolute return investment strategies are dependent upon
                       historical relationships, interest rate structures
                       (called the yield curve), correlation, assumptions and analyses that may be disrupted, fail to exist or materialize.

RISK The Adviser or Sub-Adviser may be unable to create a portfolio of securities that behaves as expected. You and the Fund will lose money.


                                 VAN ECK ABSOLUTE RETURN FUND PROSPECTUS      15

LOW RATED DEBT SECURITIES; JUNK BONDS

DEFINITION             Debt securities, foreign and domestic, rated "below
                       investment grade" by ratings services.

RISK These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. By definition, they involve more risk of default than do higher rated issues.

MARKET RISK

An investment in the Fund involves "market risk"--the risk that securities prices may go up or down.

MANAGEMENT RISK

DEFINITION             The Adviser or Sub-Adviser may make poor investment
                       decisions or may fail to adequately monitor, moderate or limit risk or volatility.

RISK                   The Fund and you will lose money.

MULTIPLE INVESTMENT SUB-ADVISERS

DEFINITION             As the Fund utilizes multiple Sub-Advisers who make their
                       trading decisions independently, it is possible that one or more of the Sub-Advisers may, at any time, take positions that may be opposite of positions taken by other Sub-Advisers. It is also possible that the Sub-Advisers retained by the Adviser, may on occasion, be competing with each other for similar positions at the same time.

RISK The Fund will incur unnecessary brokerage and other expenses, and incur losses.



16      VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

NON-DIVERSIFICATION

DEFINITION             The Fund is not a "diversified" fund, which means the
                       Fund may invest in a relatively small number of issuers.

RISK The Fund is more susceptible to adverse developments of a single issuer. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

SECURITIES LENDING

DEFINITION             Securities are lent by the Fund from its portfolio to
                       brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

RISK The borrower may default or become insolvent. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

SHORT SALES

DEFINITION             In a short sale, the Fund borrows an equity security from
                       a broker, then sells it. If the value of the security goes down, the Fund can buy it back and return it to the broker, making a profit.

RISK If the value of the security goes up, the Fund will have to buy it back at a higher price than it purchased it and will incur a loss to make good the borrowing. The Fund is required to "cover" its short sales with collateral by depositing liquid high-quality securities in an account. Securities sold short may not be available for purchase and the Fund may not be able to cover. In this case, the Adviser's or Sub-Adviser's strategy will not produce the expected results. In addition, the Fund must pay dividends on the security sold short.



                                 VAN ECK ABSOLUTE RETURN FUND PROSPECTUS      17

SMALLER CAPITALIZATION COMPANIES

DEFINITION             Companies with a market capitalization below that of the
                       top 200 companies principally traded in the U.S. These companies may have limited product lines, markets or financial resources or depend upon a few key employees.

RISK Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

SPECIAL SITUATIONS

DEFINITION             Companies involved in (or the target of) acquisition
                       attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions; or markets or companies in the midst of a period of economic or political instability.

RISK The transaction in which such business enterprise is involved either will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument in respect of which distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. Risk of default as to debt securities and bankruptcy or insolvency with respect to equity securities, can result in the loss of the entire investment in such companies.





18      VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

SWAP AGREEMENTS

DEFINITION             Swap agreements are two-party contracts entered into
                       primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The Fund calculates it obligations under the swap on the net amount to be paid or received based on the relative values of the positions held by each party.

RISK A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counterparty.





                                 VAN ECK ABSOLUTE RETURN FUND PROSPECTUS      19

III. Shareholder Information


HOW TO BUY, SELL, EXCHANGE, OR TRANSFER SHARES; AUTOMATIC SERVICES; MINIMUM PURCHASE AND ACCOUNT SIZE, HOW TO CHOOSE A CLASS OF SHARES; YOUR PRICE PER SHARE; SALES CHARGES; HOUSEHOLDING; RETIREMENT PLANS; DIVIDENDS AND CAPITAL GAINS; TAXES AND MANAGEMENT OF THE FUNDS. (SEE THE SAI FOR ADDITIONAL INFORMATION).



1. HOW TO BUY, SELL, EXCHANGE OR TRANSFER SHARES


THROUGH A BROKER OR AGENT

We recommend that you use a broker or agent to buy, sell, exchange, or transfer shares for you. The applicable sales charge will be the same, whether you buy indirectly through a broker or agent or directly through the transfer agent. Contact your broker or agent for details.

THROUGH THE TRANSFER AGENT,
DST SYSTEMS, INC. (DST)

You may buy (purchase), sell (redeem), exchange, or transfer ownership of shares directly through DST by mail or telephone, as stated below.

The Fund's mailing address at DST is:
   Van Eck Global
   P.O. Box 218407
   Kansas City, MO 64121-8407

For overnight delivery:
   Van Eck Global
   210 W. 10th St., 8th Fl.
   Kansas City, MO 64105-1802

To telephone the Fund at DST, call Van Eck's Account Assistance at
1-800-544-4653.

PURCHASE BY MAIL

To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts (see "Retirement Plans" for details). For further details, see the application or call Account Assistance.

TELEPHONE REDEMPTION -- PROCEEDS BY CHECK
1-800-345-8506

If your account has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). You automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent settlement instructions, or by written notice to DST. All accounts are eligible for the privilege except those registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans.

EXPEDITED REDEMPTION -- PROCEEDS BY WIRE
1-800-345-8506

If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.


20   VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION


WRITTEN REDEMPTIONS

Your written redemption (sale) request must include:

o   Fund and account number.

o Number of shares or dollar amount to be redeemed, or a request to sell "all shares."

o Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

o Special instructions, including bank wire information or special payee or address.

A signature guarantee for each account holder will be required if:

o   The redemption is for $50,000 or more.

o   The redemption amount is wired.

o   The redemption amount is paid to someone other than the registered owner.

o The redemption amount is sent to an address other than the address of record.

o   The address of record has been changed within the past 30 days.

Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.

TELEPHONE EXCHANGE 1-800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between the Fund and the same Class of shares of Funds in the Van Eck Funds Family of Funds without any additional sales charge.

Exchanges of Class C shares are exempt from the redemption sales charge. All accounts are eligible except for those registered in street name and certain custodial retirement accounts held by a financial institution other than Van Eck. For further details regarding exchanges, please see the application, "Market Timing Limits" and "Unauthorized Telephone Requests" below, or call Account Assistance.

WRITTEN EXCHANGES

Written requests for exchange must include:

o   The fund and account number to be exchanged out of.

o   The fund to be exchanged into.

o Directions to exchange "all shares" or a specific number of shares or dollar amount.

o Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in "Telephone Exchange."

TRANSFER OF OWNERSHIP

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.


                                    VAN ECK ABSOLUTE RETURN FUND PROSPECTUS   21

LIMITS AND RESTRICTIONS
MARKET TIMING LIMITS

The Fund has the ability to redeem its shares "in kind" by making payment in securities instead of dollars. For further details, contact Account Assistance.

UNAUTHORIZED TELEPHONE REQUESTS

Like most financial organizations, Van Eck, the Fund and DST may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller's identity and authority to act on the account are not followed.

If you do not want to authorize the Telephone Exchange or Redemption privilege on your eligible account, you must refuse it on the Account Application, broker/agent settlement instructions, or by written notice to DST. Van Eck, the Fund, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.


AUTOMATIC SERVICES
AUTOMATIC INVESTMENT PLAN

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Fund account. For further details and to request an Application, contact Account Assistance.

AUTOMATIC EXCHANGE PLAN

You may authorize DST to periodically exchange a specified dollar amount for your account from the Fund to another Fund. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

AUTOMATIC WITHDRAWAL PLAN

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Fund account and mail a check to you for the proceeds. Your Fund account must be valued at $10,000 or more at the current offering price to establish the Plan. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

MINIMUM PURCHASE AND ACCOUNT VALUE

An initial purchase of $1,000 and subsequent purchases of $100 dollars or more are required for non-retirement accounts. There are no purchase minimums for any retirement or pension plan account making periodic contributions, for any account using the Automatic Investment Plan, or for any other periodic purchase program.

If the value of your account falls below $1,000 after the initial purchase, the Fund reserves the right to redeem your shares after 30 days notice to you. This does not apply to accounts exempt from purchase minimums as described above.

HOW FUND SHARES ARE PRICED

The Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus any applicable sales charge. The Fund calculates its NAV every day the New York Stock Exchange
(NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE.


22   VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION


The Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund values its assets using market quotations except that certain short-term debt securities are valued using amortized cost. If market quotations are not readily available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

For example, foreign securities in which the Fund invests are traded in markets that close before the time that the Fund calculates NAV. If the Fund determines that the closing market price of a security does not reflect its current value due to a significant event that occurs between the close of the foreign market and the time that the Fund calculates NAV, the Fund may adjust the previous closing prices to reflect what the Adviser reasonably believes to be the fair value of the securities.


2. HOW TO CHOOSE A SHARE CLASS

The Fund currently is offering Class A and Class C Shares. Separate share classes allow you to choose the type of sales charge and 12b-1 fee schedule that is best for you. Please note that no money market fund is available for exchange with Class C Shares. Class C Shares automatically convert to Class A Shares eight years after each individual purchase. You, with your broker or agent, should review "Sales Charges," "Plan of Distribution (12b-1 Plan)," and the Fund's per share expenses in "Chapter I. The Fund/Absolute Return Fund" and "Chapter IV. Financial Highlights" in this prospectus before choosing a share class.

o   CLASS A Initial sales charge at time of purchase.

o CLASS C Contingent Deferred Redemption Charge (CDRC) of 1% is charged on all redemptions during the first 12 months after purchase.


                                    VAN ECK ABSOLUTE RETURN FUND PROSPECTUS   23

3. SALES CHARGES

CLASS A SHARES SALES CHARGES

                               SALES CHARGE AS A PERCENTAGE OF

DOLLAR AMOUNT OF PURCHASE    OFFERING PRICE    NET AMOUNT INVESTED    PERCENTAGE TO BROKERS OR AGENTS*

Less than $25,000                 5.75%               6.10%                         5.00%

$25,000 to $50,000                5.00%               5.30%                         4.25%

$50,000 to $100,000               4.50%               4.70%                         3.90%

$100,000 to $250,000              3.00%               3.10%                         2.60%

$250,000 to $500,000              2.50%               2.60%                         2.20%

$500,000 to $1,000,000            2.00%               2.00%                         1.75%

$1,000,000 and over               None**

* Brokers or Agents who receive substantially all of the sales charge for shares they sell may be deemed to be statutory underwriters.

** For any single purchase of $1 Million or more of Class A shares, the Distributor may pay a finder's fee to eligible brokers and agents. For details, contact the Distributor.


24   VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION



CLASS C SHARES SALES CHARGES

SHAREHOLDERS TIME OF REDEMPTION    CONTINGENT DEFERRED REDEMPTION CHARGE (CDRC)+

During Year One                    1.0% of the lesser of NAV or purchase price

Thereafter                         None


Class C Broker/Agent Compensation: 1% (.75 of 1% distribution fee and .25 of 1% service fee) of the amount purchased at time of investment.

+ Shares will be redeemed in the following order (1) shares not subject to the CDRC (dividend reinvestment, etc.) (2) first in, first out.


                                    VAN ECK ABSOLUTE RETURN FUND PROSPECTUS   25

REDUCED OR WAIVED SALES CHARGES

You may qualify for a reduced or waived sales charge as stated below, or under other appropriate circumstances. You (or your broker or agent) must notify DST or Van Eck at the time of each purchase or redemption whenever a reduced or waived sales charge is applicable. The term "purchase" refers to a single purchase by an individual (including spouse and children under age 21), corporation, partnership, trustee, or other fiduciary for a single trust, estate, or fiduciary account. The value of shares owned by an individual in Class A, B, and C of each of the Van Eck Funds (except for the U.S. Government Money Fund) may be combined for a reduced sales charge in Class A shares only.

FOR CLASS A SHARES

RIGHT OF ACCUMULATION

When you buy shares, the amount you purchase will be combined with the value, at current offering price, of any existing Fund shares you own. This total will determine the sales charge level you qualify for.

COMBINED PURCHASES

The combined amounts of your multiple purchases in the Funds on a single day determines the sales charge level you qualify for.

LETTER OF INTENT

If you plan to make purchases in the Funds within a 13 month period that total an amount equal to a reduced sales charge level, you can establish a Letter of Intent (LOI) for that amount. Under the LOI, your initial and subsequent purchases during that period receive the sales charge level applicable to that total amount. For escrow provisions and details, see the Application.

GROUP PURCHASES

If you are a member of a "qualified group," you may purchase shares of the Funds at the reduced sales charge applicable to the group as a whole. A qualified group (1) has more than 10 members, (2) has existed over six months, (3) has a purpose other than acquiring fund shares at a discount, (4) and has satisfied certain other criteria, including the use of the Automatic Investment Plan. For details, contact the Distributor.

PERSONS AFFILIATED WITH VAN ECK

Trustees, officers, and full-time employees (and their families) of the Funds, Adviser or Distributor may buy without a sales charge. Also, employees (and their spouses and children under age 21) of a brokerage firm or bank that has a selling agreement with Van Eck, and other affiliates and agents, may buy without a sales charge.

INVESTMENT ADVISERS, FINANCIAL PLANNERS AND BANK TRUST DEPARTMENTS

Investment advisers, financial planners and bank trust departments that meet certain requirements and are compensated by asset-based fees may buy without a sales charge on behalf of their clients.

FOREIGN FINANCIAL INSTITUTIONS

Certain foreign financial institutions that have agreements with Van Eck may buy shares with a reduced or waived sales charge for their omnibus accounts on behalf of foreign investors.

INSTITUTIONAL RETIREMENT PROGRAMS

Certain financial institutions who have agreements with Van Eck may buy shares without a sales charge for their omnibus accounts on behalf of investors in retirement plans and deferred compensation plans other than IRAs.

BUY-BACK PRIVILEGE

You have the one-time right to reinvest proceeds of a redemption from a Class A Fund into that Fund or another Class A Fund within 30 days without a sales charge, excluding the U.S. Government Money Fund. Reinvestment into the same Fund within 30 days is considered a "wash sale" by the IRS and cannot be declared as a capital loss or gain for tax purposes.


26   VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION


MOVING ASSETS FROM ANOTHER MUTUAL FUND GROUP

You may purchase shares without a sales charge with the proceeds of a redemption made within three months from another mutual fund group not managed by Van Eck or its affiliates. The shares redeemed must have paid an initial sales charge in a Class A fund. Also, the financial representative of record must be the same on the Van Eck Fund account as for the other mutual fund redeemed.

FOR CLASS C SHARES

DEATH OR DISABILITY

The redemption sales charge may be waived upon (1) death or (2) disability as defined by the Internal Revenue Code.

CERTAIN RETIREMENT DISTRIBUTIONS

The redemption sales charge may be waived for lump sum or other distributions from IRA, Keogh, and 403(b) accounts following retirement or at age 701/2. It is also waived for distributions from qualified pension or profit sharing plans after employment termination after age 55. In addition, it is waived for shares redeemed as a tax-free return of an excess contribution.


4. HOUSEHOLDING OF REPORTS AND PROSPECTUSES

If more than one member of your household is a Van Eck Funds shareholder, regulations allow us to mail single copies of your shareholder reports, prospectuses and prospectus supplements to a shared address for multiple shareholders. For example, a husband and wife with separate accounts in the same fund who have the same shared address generally receive two separate envelopes containing the same report or prospectus. Under the new system, known as "householding," only one envelope containing one copy of the same report or prospectus will be mailed to the shared address for the household. This new system will not affect the delivery of individual transaction confirmations, account statements, and annual tax information, which will continue to be mailed separately to each shareholder. You may benefit from this new system in two ways, a reduction in mail you receive and a reduction in fund expenses due to lower fund printing and mailing costs. However, if you prefer to continue to receive separate shareholder reports and prospectuses for each shareholder living in your household now or at any time in the future, please call Account Assistance at 1-800-544-4653.


                                    VAN ECK ABSOLUTE RETURN FUND PROSPECTUS   27

5. RETIREMENT PLANS

Fund shares may be invested in tax-advantaged retirement plans sponsored by Van Eck or other financial organizations. Retirement plans sponsored by Van Eck use State Street Bank and Trust Company (formerly known as Investors Fiduciary Trust Company) as custodian and must receive investments directly by check or wire using the appropriate Van Eck retirement plan application. Confirmed trades through a broker or agent cannot be accepted. To obtain applications and helpful information on Van Eck retirement plans, contact your broker or agent or Account Assistance.

RETIREMENT PLANS SPONSORED BY VAN ECK:

IRA
Roth IRA

SEP IRA

403(b)(7)
Qualified (Pension and Profit Sharing) Plans


6. TAXES

TAXATION OF DIVIDEND OR CAPITAL GAIN DISTRIBUTIONS YOU RECEIVE

For tax-reportable accounts, distributions are normally taxable even if they are reinvested. Distributions of dividends and short-term capital gains are taxed as ordinary income. Distributions of long-term capital gains are taxed at capital gain rates.

TAXATION OF SHARES YOU SELL

For tax-reportable accounts, when you redeem your shares you may incur a capital gain or loss on the proceeds. The amount of gain or loss, if any, is the difference between the amount you paid for your shares (including reinvested distributions) and the amount you receive from your redemption. Be sure to keep your regular statements; they contain the information necessary to calculate the capital gain or loss. If you redeem shares from an eligible account, you will receive an Average Cost Statement in February to assist you in your tax preparations.

An exchange of shares from the Fund to another Fund in the Van Eck Funds Family of Funds will be treated as a sale of Fund shares. It is therefore a taxable event.

NON-RESIDENT ALIENS

Distributions of dividends and short-term capital gains, if any, made to non-resident aliens are subject to a withholding tax (or lower tax treaty rates for certain countries). The Internal Revenue Service considers these distributions U.S. source income. Currently, the Fund is not required to withhold tax from long-term capital gains or redemption proceeds if non-resident alien status is properly certified.


28   VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION


7. DIVIDENDS AND CAPITAL GAINS

If declared, dividend and capital gain distributions are generally paid on the last business day of the month of declaration. See your tax adviser for details. Short-term capital gains are treated like dividends and follow that schedule. Occasionally, a distribution may be made outside of the normal schedule.

DIVIDEND AND CAPITAL GAIN SCHEDULE

                               DIVIDENDS AND SHORT-TERM            LONG-TERM
                               CAPITAL GAINS                       CAPITAL GAINS

Absolute Return Fund           June/December                       December



DIVIDEND AND CAPITAL GAIN REINVESTMENT PLAN

Dividends and/or capital gains are automatically reinvested into your account without a sales charge, unless you elect a cash payment. You may elect cash payment either on your original Account Application, or by calling Account Assistance at 1-800-544-4653.


DIVMOVE

You can have your cash dividends from Class A shares of the Fund automatically invested in Class A shares of another Fund in the Van Eck Funds Family of Funds. Dividends are invested on the payable date, without a sales charge. For details and an Application, call Account Assistance.


                                    VAN ECK ABSOLUTE RETURN FUND PROSPECTUS   29

PLAN OF DISTRIBUTION (12b-1 PLAN)

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act. Because these fees are paid out of the Fund's assets on an on-going basis over time, these fees may cost you more than paying other types of sales charges.

For a complete description of the Plan of Distribution, please see "Plan of Distribution" in the SAI.


30   VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

VAN ECK FUNDS ANNUAL 12b-1 SCHEDULE
expressed in basis points (bps)*

                             FEE TO FUND     PAYMENT
                                            TO DEALER

ABSOLUTE RETURN FUND-A         50 bps        25 bps
ABSOLUTE RETURN FUND-C        100 bps       100 bps**

* A basis point (bp) is a unit of measure in the financial industry. One bp equals .01 of 1% (1% = 100 bps).

** Class C payment to brokers or agents begins to accrue after the 12th month following the purchase trade date. Each purchase must age that long or there is no payment.


THE TRUST

For more information on the Trust, the Trustees and the Officers of the Trust, see "Description of the Trust" and "Trustees and Officers" in the SAI.

EXPENSES

The Fund bears all expenses of its operations other than those incurred by the Adviser or its affiliate under the Advisory Agreement with the Trust. Many of these expenses are shown in tables in Chapter I, "The Fund/Absolute Return Fund." For a more complete description of Fund expenses, please see "Investment Advisory Services" in the SAI.


                                    VAN ECK ABSOLUTE RETURN FUND PROSPECTUS   31

IV. HOW THE FUND IS MANAGED

ADVISER, FEES PAID TO THE ADVISER, SUB-ADVISERS, THE TRUST, CUSTODIAN, TRANSFER AGENT, INDEPENDENT AUDITORS, COUNSEL; TAXES; HOW FUND SHARES ARE PRICED; SHAREHOLDER INQUIRIES

1. MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Adviser, Van Eck Associates Corporation, is located at 99 Park Avenue, New York, NY 10016. The Adviser has been an investment adviser since 1955 and also acts as adviser to private investment funds and as adviser or sub-adviser to other mutual funds registered with the SEC as well as managing and advising other accounts and pension plans. John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. As of December 31, 2002, total aggregate assets under the management of the Adviser were approximately $1.1 billion.

FEES PAID TO THE ADVISER

Pursuant to the Investment Advisory Agreement ("Advisory Agreement"), the Fund pays the Adviser a monthly fee at an annual rate of 2.50% of the Fund's average daily net assets. This includes fees paid to the Adviser for accounting and administrative services and the fees of the Sub-Advisers.

The fee the Fund pays the Adviser is higher than fees typically paid by other mutual funds. This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies associated with absolute return target objectives.

The Trust and the Adviser filed for an exemptive order from the Securities and Exchange Commission ("SEC") that would permit the Adviser to change Sub-Advisers for the Fund, enter into new sub-advisory agreements and to make material changes to sub-advisory agreements, without submitting such agreements or changes to a vote of the shareholders of the Fund and to omit disclosing on an individual basis the fees paid by the Adviser to each Sub-Adviser. Any Sub-Adviser change would continue to be subject to approval by the Board of Trustees. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the Sub-Advisers by the Adviser and the Trustees. There is no guarantee that the SEC will grant the exemption order.

SUB-ADVISERS

The Fund currently has eight Sub-Advisers.

Analytic Investors, Inc. 700 South Flower Street, Suite 2400, Los Angeles, CA 90017, formed in 1970, is wholly-owned by Old Mutual plc. As of December 31, 2002 assets under management totaled approximately $3.1 billion.

AXA Rosenberg Investment Management LLC, 4 Orinda Way, Building E, Orinda, CA 94563, formed in 1985, is wholly-owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is owned by AXA Investment Managers S.A., Barr Rosenberg and Kenneth Reid. As of December 31, 2002 assets under management totaled approximately $20.0 billion.

Coda Capital Asset Management LLC, 1200 River Road, Conshohocken, PA 19428, formed in 1998, is majority owned by Gartmore Emerging Managers, and the balance owned by the management team. As of December 31, 2002 assets under management totaled approximately $100 million.


32   VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

                                                     IV. HOW THE FUND IS MANAGED

Gotham Advisors, Inc. 900 Third Avenue, New York, NY 10022, formed in 1991, is principally owned by Joseph A. DiMenna and Martin E. Zweig. As of December 31, 2002 assets under management for Gotham Advisors and affiliates were in excess of $1.5 billion.

Grantham, Mayo, Van Otterloo & Co LLC, 40 Rowes Wharf, Boston MA 02110, formed in 1977, is substantially employee-owned with Richard Mayo, a retired founding partner maintaining a capital interest. As of December 31, 2002 assets under management totaled approximately $27 billion, with $1 billion in absolute return strategies.

Martingale Asset Management, L.P., 222 Berkeley Street, Boston, MA 02116, formed in 1987, is owned by 11 employee-partners (William E. Jacques, Alan Strassman and Arnold S. Wood each own in excess of 5%) and Martingale Asset Management Corporation (which owns more than 25% of the partnership and serves as general partner). As of December 31, 2002 assets under management totaled approximately $1.1 billion.

PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110, formed in 1989, is owned by key employees, Nippon Life Insurance Company (Japan), and Putnam Investments. As of December 31, 2002 assets under management totaled approximately $11.9 billion.

Straits Global Asset Management, LLC, 518 Riverside Avenue, Westport, CT 06880, formed in 2000, is wholly owned by Cheng Hock Lau. As of December 31, 2002, assets under management totaled approximately $5 million.

Sub-adviser fees, as an annual percentage rate of average daily net assets, paid by the Adviser from its advisory fee are:

Analytic Investors, Inc.: 1.00%
AXA Roseberg Investment Management LLC: 1.25% up to $100 million, 1.00% thereafter
Coda Capital Asset Management LLC: 0.75%
Gotham Advisors, Inc.: 2.15%
Grantham, Mayo, Van Otterloo & Co. LLC: 2.15% up to $25 million, 2.00% thereafter
Martingale Asset Management, L.P.: 1.00%
PanAgora Asset Management Inc.: 1.00%
Straits Global Asset Management LLC: 1.00%

The Sub-Advisers will be engaged to manage the investments of the Fund according to the Fund's investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Adviser will pay the Sub-Advisers out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement. The Fund is not responsible for the payment of the Sub-Advisory fee.

Sub-Advisers for the Fund are selected by reviewing a wide range of factors in evaluating each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of performance results with other Sub-Advisers, assets under management and number of clients. The Adviser may, subject to the approval of the Board of Trustees, change Sub-Advisers engaged by the Adviser to conduct the investment programs of the Fund without shareholder approval, if the exemptive order is granted by the SEC.

PORTFOLIO MANAGER

ADVISER: DAVID A. SEMPLE.
Mr. Semple is an investment director of Van Eck. He is also portfolio manager of other mutual funds advised by the Adviser. He joined Van Eck in 1998, and has been in the investing business for 12 years as a manager and analyst.


                                 VAN ECK ABSOLUTE RETURN FUND PROSPECTUS      33

                                                     IV. HOW THE FUND IS MANAGED


THE DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation for sales of shares of the Fund. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund with which it has entered into a distribution agreement.


THE CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

THE TRANSFER AGENT

DST Systems, Inc.
210 West 10th Street, 8th Floor
Kansas City, Missouri 64105

INDEPENDENT AUDITORS

Ernst & Young LLP
Five Times Square
New York, New York 10036

COUNSEL

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109


34     VAN ECK ABSOLUTE RETURN FUND PROSPECTUS

V.   FINANCIAL HIGHLIGHTS

               As the Fund has been in operation less than a year, financial information is not available.






                                    VAN ECK ABSOLUTE RETURN FUND PROSPECTUS   35

                                  VAN ECK FUNDS
                         (VAN ECK ABSOLUTE RETURN FUND)
               99 PARK AVENUE, NEW YORK, NY 10016 (212) 687-5200


     Van Eck Funds (the "Trust" or the "Funds") is an open-end management investment company currently consisting of six separate series: Absolute Return Fund (Class A and C), Asia Dynasty Fund (Class A and B), Emerging Markets Fund (Class A), Global Hard Assets Fund (Class A, B and C), International Investors Gold Fund (Class A) and U.S. Government Money Fund (each, the "Fund" and together, the "Funds"). Each Fund has specific investment objectives.

                                TABLE OF CONTENTS

General Information .......................................................    1
Investment Objectives and Policies ........................................    1
Risk Factors ..............................................................    3
Borrowing .................................................................    3
Emerging Markets Securities ...............................................    3
Foreign Currency Transactions .............................................    4
Foreign Securities ........................................................    4
Futures and Options Transactions ..........................................    6
Other Risks ...............................................................    7
Collateralized Mortgage Obligations .......................................    7
Commercial Paper ..........................................................    8
Direct Investments ........................................................    8
Hard Assets ...............................................................    9
Initial Public Offerings ..................................................    9
Mortgage-Backed Securities ................................................    9
Partly Paid Securities ....................................................    9
Precious Metals ...........................................................   10
Real Estate Securities ....................................................   10
Repurchase Agreements .....................................................   10
Warrants ..................................................................   10
Investment Restrictions ...................................................   11
Investment Advisory Services ..............................................   11
The Distributor ...........................................................   13
Portfolio Transactions and Brokerage ......................................   15
Trustees and Officers .....................................................   17
Principal Shareholders ....................................................   20
Purchase of Shares ........................................................   20
Valuation of Shares .......................................................   20
Taxes .....................................................................   22
Redemptions in Kind .......................................................   24
Performance ...............................................................   24
Description of the Trust ..................................................   25
Additional Information ....................................................   26
Financial Statements ......................................................   26
Appendix ..................................................................   27


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's current Prospectus, dated _____, 2003 for Van Eck Absolute Return Fund series (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone number set forth at the top of this page.


           Shareholders are advised to read and retain this Statement of Additional Information for future reference.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   _____, 2003

                               GENERAL INFORMATION

     Van Eck Funds (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on April 3, 1985. The Board of Trustees has authority to create additional series, each of which may issue a separate class of shares. There are currently six series of the Trust. Absolute Return Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act").


                       INVESTMENT OBJECTIVES AND POLICIES

VAN ECK ABSOLUTE RETURN FUND

     The Absolute Return Fund seeks consistent absolute returns in various market cycles.

     The Fund uses a diversified manager of managers investment approach. To manage the Fund's assets, it selects multiple investment advisers with experience in managing absolute return strategies whose performance is not correlated or has low correlation with major financial market indices or with each other. Van Eck Associates Corporation (the "Adviser") recommends the hiring, termination and replacement of sub-advisory firms retained by the Adviser to manage the Fund's assets (the Adviser together with these sub-advisory firms, the "Sub-Advisers.") The Fund's Board of Trustees has overall responsibility for the termination of the Advisor as advisor to the Fund and as a Sub-Adviser. Under normal conditions, there will be at least three Sub-Advisers including the Adviser.

     The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Sub-Advisers which employ a variety of investment techniques and strategies. The Adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles typically mitigates near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style. Although the Adviser believes that the use of different trading strategies and securities provides greater diversification which may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.

     The Adviser selects the Sub-Advisers for the Fund by reviewing a wide range of factors for each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers, assets under management and number of clients.

     As part of the due diligence process, the Adviser also consults its own databases as well as those of third party providers and consultants.

     Further, the Adviser utilizes multiple sources and the services of independent third parties to conduct a comprehensive review of each Sub-Adviser, its investment process and organization and to conduct interviews of key personnel of each Sub-Adviser as well as interviews with third party references and industry sources. Utilizing this information, the Adviser selects Sub-Advisers.

     The Adviser regularly evaluates each Sub-Adviser to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.

     The Sub-Advisers may use a variety of investment techniques to achieve the Fund's investment objective. For example, these techniques may include simultanously taking long and short positions on similar or different securities for which there exists an attractive spread to their relative valuations. The net effect of such transactions is to remove general market risk from the portfolio, as the long and short nature of offsetting positions tend to cancel out the effect of general market movements on the securities. This technique is for hedging. In instances where a position is entered into that is long/short, long-only or short-only, such positions are taken for non-hedging purposes and seek to achieve positive returns from the relative returns on these positions. Certain of these special investment techniques are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. These techniques may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments.

     A Sub-Adviser may employ one or more of the following:

     EVENT DRIVEN STRATEGIES: Strategies that are designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spinoffs, balance sheet restructuring, bankruptcy and other situations.

     RELATIVE VALUE/ARBITRAGE STRATEGIES: Strategies that invest both long and short in securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. These may include:

               PAIRS TRADING -- long and short positions in securities of different companies in the same industry.

               CONVERTIBLE ARBITRAGE -- hedged  investing  in   the  convertible
          securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.

               FIXED INCOME OR INTEREST RATE ARBITRAGE -- includes interest rate swap arbitrage, U.S. and non-U.S. bond arbitrage. Certain long/short fixed income: designed to provide total return in excess of a benchmark index by taking long and short positions, generally through the use of futures, in US government or other debt securities of different maturities. The Sub-Adviser seeks to identify maturities along the yield curve (i.e., the relative yield on US treasury securities of different maturities) where the Fund can capture the greatest return per unit of risk, while seeking to maintain an overall risk profile similar to the benchmark.

     TRADING/MARKET TIMING STRATEGIES: Strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. An example of one strategy is global bond market rotation that is designed to rotate through attractive combinations of currencies and bond yields by extending or reducing maturities to capture changes in interest rates and inflation. Another is a hedged global commodity strategy designed to capture commodities' upside volatility more predictable returns from long and long/short global bond strategies.

     MARKET NEUTRAL EQUITY STRATEGIES: Strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short with equity portfolios of generally the same size, usually in the same market. These strategies are typically constructed to attempt to be dollar or beta neutral and may attempt to control the industry, sector, market capitalization and other potential market bias exposures. Beta is a measure of the relative price movement of a security as compared to a broad market index such as the S&P 500.

     LONG/SHORT EQUITY STRATEGIES: Strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally or substantially in net long or net short in position, and may, but need not, attempt to yield a low beta and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

     LONG-ONLY EQUITY STRATEGIES: Strategies designed to capitalize on the expertise of Sub-Advisers that historically concentrate in the certain markets, industries, or geographical areas. Such strategies would likely be employed to take advantage of an oversold market, industry or geographical area or where such market, industry or geographical area presents an attractive opportunity.

     SHORT-ONLY EQUITY STRATEGIES: Strategies designed to capitalize on the expertise of Sub-Advisers that historically concentrate in the identification of candidates for short selling. Such strategies would likely be employed to hedge or offset long-only equity strategies of similar size in assets and volatility.

     DISTRESSED SECURITIES STRATEGIES: Strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

     FIXED INCOME AND HIGH YIELD INVESTMENT STRATEGIES: Strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Fund may invest in debt securities that fall below investment grade debt--commonly "junk bonds." Additionally, the Fund may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

                                  RISK FACTORS

     Additional information about the principal risks of the Funds:

                                   BORROWING

     The Fund may borrow up to 30% of the value of its net assets to increase their holding of portfolio securities. Under the Act, each Fund is required to maintain continuous asset coverage of 300% with respect to these borrowings and to sell (within three days) sufficient portfolio holdings to restore this asset coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. It is anticipated that any borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

                           EMERGING MARKETS SECURITIES

     Investments of the Absolute Return Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries is subject to highly volatile returns, involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

                          FOREIGN CURRENCY TRANSACTIONS

     Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Absolute Return Fund, with regard to overall diversification strategies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. dollar price of a security bought or sold and as part of their overall strategy. The Fund will conduct its foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."

     A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

     The Fund's Custodian will place cash or U.S. Government securities or debt or equity securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. At the maturity of a forward contract.

     Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Sub-Adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Funds may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce the Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund uses options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

     The Fund will enter into forward contracts to duplicate a cash market transaction and may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions".

                               FOREIGN SECURITIES

     Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign securities will frequently involve currencies of foreign countries, and since the Fund may hold securities and funds in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange ("NYSE"), and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

     The Absolute Return Fund may invest in issuers in Russia and other countries whose settlement, clearing and registration of securities is in an underdeveloped state. For example, in Russia, ownership of shares (except those held through depositories that meet the requirements of the Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. To reasonably ensure that its ownership interest continues to be appropriately recorded, the Fund will invest only in those Russian companies whose registrars have entered into a contract with the Fund's Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. In other countries, the Fund will adopt similar procedures. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Fund from investing in the securities of certain Russian issuers otherwise deemed suitable by the Fund's investment adviser or sub-adviser.

     Investments may be made from time to time by the Fund in companies in developing countries as well as in developed countries. The Fund may have a substantial portion of its assets in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain developing countries do not have comprehensive systems of law. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction. Certain countries in Latin America, Central and Eastern Europe and the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments in these countries typically involve greater potential for gain or loss than investments in securities of issuers in developed markets.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy regarding illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

                        FUTURES AND OPTIONS TRANSACTIONS

     The Absolute Return Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. The Fund may also buy and sell commodities futures contracts, which may include futures on natural resources and natural resource indices. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

     Upon entering into a futures contract, the Fund must make a margin deposit with the broker, known as "initial margin." As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin", to cover any additional obligations it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's custodian. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract.

     The Fund may invest in commodity futures contracts and in options on commodity futures contracts, which involves numerous risks such as leverage, high volatility illiquidity, governmental intervention designed to influence commodity prices and the possibility of delivery of the underlying commodities. If the Fund were required to take delivery of a commodity, it would be deemed illiquid and the Fund would bear the cost of storage and might incur substantial costs in its disposition. The Fund will not use commodity futures contracts for leveraging purposes in excess of applicable limitations. Certain exchanges do not permit trading in particular commodities at prices in excess of daily price fluctuation limits set by the exchange, and thus the Fund could be prevented from liquidating its position and thus be subject to losses. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors--Foreign Securities".

     The Fund may also invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Fund because the maximum exposure is the amount of the premiums paid for the options.


     The Fund's use of financial futures contracts and options on such futures contracts, and commodity futures contracts and options on such futures contracts may reduce the Fund's exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect the Fund against fluctuation in the value of securities in which the Fund is about to invest. Because the financial markets in the developing countries are not as developed as those in the United States, these financial investments may not be available to the Fund and the Fund may be unable to hedge certain risks.

     The use of financial futures and/or commodity futures contracts and options on such futures contracts as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

     It is the policy of the Fund to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), to qualify as a regulated investment company to prevent double taxation of the Fund and its shareholders. One of these requirements is that at least 90% of the Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Fund may engage in options and futures contracts transactions may be materially limited by this test.

     The Fund may write, purchase or sell covered call or put options. Any options transaction involves the writer of the option, upon receipt of a premium, giving the purchaser, upon payment of a premium, right to sell (put option) or buy (call option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying assets at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When the Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying asset, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or liquid equity or debt securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

     The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, and are generally considered illiquid securities.

                                   OTHER RISKS

                       COLLATERALIZED MORTGAGE OBLIGATIONS

     The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Funds may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Funds will be subject to certain limitations under the Act.

                   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

     Asset-backed securities backed by pools of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities.

     Mortgage holders often refinance when interest rates fall; reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Fund may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

                                COMMERCIAL PAPER

     The Absolute Return Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The staff of the Securities and Exchange Commission has been considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Fund believes that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

                               DIRECT INVESTMENTS

     The Absolute Return Fund may invest up to 10% of its total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Fund will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser or Sub-Adviser anticipates that these agreements will, in appropriate circumstances, provide the Fund with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Fund's investment in the enterprise. Such a representative of the Fund will be expected to provide the Fund with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

     Certain of the Fund's direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Fund does not anticipate making direct investments in start-up operations, although it is expected that in some cases, the Fund's direct investments will fund new operations for an enterprise which itself is engaged in similar operations, or is affiliated with an organization that is engaged in similar operations.

     Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of the registration. In addition, in the event the Fund sells unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the lim-itation on illiquid investments. Direct investments can be difficult to price and will be valued at fair value as determined in good faith by the Board of Trustees. The pricing of direct investments may not be reflective of the price at which these assets could be liquidated.

                                   HARD ASSETS

     The Absolute Return Fund may invest in hard assets securities. Hard asset securities include forward, fixtures and options contracts on hard assets, and stocks, bonds and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of hard assets: precious metals, natural resources, real estate and commodities.

     The production and marketing of hard assets may be affected by actions and changes in governments. In addition, hard assets and hard asset securities may be cyclical in nature. During periods of economic or financial instability, hard asset securities may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Hard asset securities may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

                            INITIAL PUBLIC OFFERINGS

     The Absolute Return Fund may invest in initial public offerings. The first stock sold by a company going public.

     There may be a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

                           MORTGAGE-BACKED SECURITIES

     The Fund may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when a U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.

                             PARTLY PAID SECURITIES

     The Fund may invest in partly paid securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments. The buyer "takes over payments."

     The buyer's rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before the Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.

                                 PRECIOUS METALS

     The Absolute Return Fund may invest in precious metals. Precious metals trading is a speculative activity, and its markets at times volatile. There may be sharp fluctuations in prices, even during periods of rising prices. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from the sale of precious metals or any other physical commodity. The Absolute Return Fund may be required, therefore, to hold precious metals or sell them at a loss, or to sell portfolio securities at a gain, when they would not otherwise do so for investment reasons. The Fund incurs additional costs in storing gold bullion and coins, which are generally higher than custodian costs for securities.

                             REAL ESTATE SECURITIES

     Although Absolute Return Fund will not invest in real estate directly, the Fund may invest in equity securities of REITs and other real estate industry companies or companies with substantial real estate investments. The Fund is therefore subject to certain risks associated with ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; uninsured damages from acts of war or terrorism, floods, earthquakes or other natural or man-made disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles whose assets consist primarily of interest in real estate and real estate loans. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own interest in property and realize income from the rents and gain or loss from the sale of real estate interests. Mortgage REITs invest in real estate mortgage loans and realize income from interest payments on the loans. Hybrid REITs invest in both equity and debt. Equity REITs may be operating or financing companies. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

     REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rates rise, the value of the REIT may decline).

                              REPURCHASE AGREEMENTS

     The Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.

                                    WARRANTS

     Are derivative instruments that permit, but do not obligate, the holder to purchase other securities.

     Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

                             INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

     The Fund may not:

     1. Borrow money, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

     2. Issue "senior securities," except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

     3. Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with its investments in other investment companies.

     4. Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     5. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

     6.   Make loans,  except that the Fund may (i) lend  portfolio  securities,
          (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

     7. Purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

     If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction. In addition, the Fund may invest substantially all of its assets in the securities of a single open-end registered investment company with similar investment objectives and policies without violating any of the foregoing investment restrictions.

                          INVESTMENT ADVISORY SERVICES

The investment adviser and manager of the Fund is Van Eck Associates Corporation (the "Adviser"), a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of _______________. The Absolute Return Fund has entered into Sub-Advisory Agreements with the following Sub-Advisers: AXA Rosenberg Investment Management LLC, Analytic Investors, Inc., Coda Capital Asset Management LLC, Gotham Advisors, Inc. Grantham, Mayo, Van Otterloo & Co. LLC, Martingale Asset Management, L.P., PanAgora Asset Management, Inc., and Straits Global Management, LLC, each dated as of _____, 2003. The Adviser and Sub-Advisers furnish an investment program for the Fund and determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold or held. With respect to Worldwide Absolute Return Fund, the Adviser recommends to the Board the employment, termination and replacement of Sub-Advisers. The

Adviser, which has been an investment adviser since 1955, also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act, and manages or advises managers of portfolios of pension plans and others.

     The Adviser or its affiliates provide the Fund with office space, facilities and simple business equipment and provide the services of executive and clerical personnel for administering the affairs of the Fund. Except as provided for in the Advisory Agreements, the Adviser or its affiliates compensate all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The advisory fee is computed daily and paid monthly.

     The Advisory Agreements and Sub-Advisory Agreements provide that they shall each continue in effect from year to year with respect to a Fund as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event a vote of a majority of the Trustees who are not parties to the Advisory Agreements or Sub-Advisory Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements and Sub-Advisory Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if they are assigned within the meaning of the 1940 Act.

     The expenses borne by the Fund include the charges and expenses of the transfer and dividend disbursing agent, custodian fees and expenses, legal, auditors'fees and expenses, brokerage commissions for portfolio transactions, interest and dividends paid on securities sold short, taxes, (if any), the advisory fees, extraordinary expenses (as determined by the Trustees of the Trust), expenses of shareholder and Trustee meetings and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses, expenses of registering and qualifying shares for sale (including compensation of the employees of the Adviser or its affiliate in relation to the time spent on such matters), fees of Trustees who are not "interested persons" of the Adviser, membership dues of the Investment Company Institute, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of each Fund, and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser.

     The management fee for the Absolute Return Fund is at an annual rate of 2.50% of average daily net assets. These fees are computed daily and paid monthly and include the fee paid to the Adviser for accounting and administrative services. The fee paid for the Sub-Advisers of the Worldwide Absolute Return Fund are borne by the Adviser.

     Under the Advisory Agreements, the Adviser is responsible for determining the net asset value per share and maintaining the accounting records of the Funds. For these services, the agreements provide for reimbursement to the Adviser.


     Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser as well as President and Trustee of the Trust.


                                 THE DISTRIBUTOR

     Shares of the Fund are offered on a continuous basis and are distributed through Van Eck Securities Corporation ("VESC"), 99 Park Avenue, New York, New York (the "Distributor"), a wholly owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trusts have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Fund. The Distribution Agreement with respect to the Fund was approved by the action of the Trustees on __________, 2003.

     The Trust has authorized one or more brokers (who are authorized to designate other intermediaries) to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when the authorized broker or its designee accepts the order. Orders will be priced at the net asset value next computed after they are accepted by the authorized broker or its designee.

     The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Fund and preparing, printing and distributing advertising or promotional materials. The Fund will pay all fees and expenses in connection with registering and qualifying its shares under federal and state securities laws.

                               DISTRIBUTION PLAN

     To compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement, the Fund has adopted the Van Eck Funds Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Act. Fees paid by the Fund under the Plan will be used for servicing and/or distribution expenses incurred only during the applicable year. The Plan for the Fund is a compensation-type plan with a carry-forward provision, which provides that the Distributor recoup distribution expenses in the event the Plan is terminated.

     Pursuant to the Plan, the Distributor provides the Fund at least quarterly with a written report of the amounts expended under the Plans and the purpose for which such expenditures were made. The Trustees review such reports on a quarterly basis.

     A Plan shall continue in effect as to the Fund, provided such continuance is approved annually by a vote of the Trustees in accordance with the Act. A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Funds, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on written notice to any other party to the Plan. The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). So long as the Plan is in effect, the election and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not "interested persons." The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Funds will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the Act, for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place. For additional information regarding the Plans, see the Prospectus.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser and the Sub-Advisers are responsible for decisions to buy and sell securities and other investments for the Funds, and the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

     In purchasing and selling the Fund's portfolio investments, it is the Adviser's and Sub-Advisers' policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser and Sub-Advisers will consider various relevant factors, including, but not limited to, the size and type of the transaction, the nature and character of the markets for the security or asset to be purchased or sold, the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm, the broker-dealer's execution services rendered on a continuing basis, and the reasonableness of any commissions.

     The Adviser or a Sub-Adviser may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services, a commission that is in excess of the commission another broker-dealer would have received for executing the transaction, if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Any such research and other information provided by brokers to the Adviser or a Sub-Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser or a Sub-Adviser under its Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser, or Sub-Adviser in serving its other clients or clients of the Adviser's affiliates. In addition the Funds occasionally direct the Adviser or a Sub-Adviser to direct brokerage to certain brokers with which they have directed brokerage arrangements.

     The Trustees periodically review the Adviser's and Sub-Advisers' performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. The Trustees also review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

     Investment decisions for the Fund are made independently from those of the other investment accounts managed by the Adviser, a Sub-Adviser or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser and Sub-Advisers to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which are considered in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities, and the then-availability in the particular account of funds for investment. Portfolio securities held by one client may also be held by one or more of other clients or by clients of affiliates. When two or more clients or clients of affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     It is the policy of the Absolute Return Fund, to engage in trading for short-term gains, the Fund will effect portfolio transactions without regard to any holding period if, in the judgment of the Adviser or a Sub-Adviser, such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The portfolio turnover rates of the Funds may vary greatly from year to year.

     The Absolute Return Fund anticipates its annual portfolio turnover rates will exceed 100%.

     Due to the high rate of turnover, the Fund will pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate, though commissions are not generally charged in fixed-income transactions. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level. See "Taxes" in the Prospectus and the Statement of Additional Information.

     The Adviser and Sub-Advisers may allocate Fund portfolio transactions to brokers which are affiliated with the Adviser or Sub-Adviser pursuant to procedures adopted by the Fund's Board of Trustees.

     The Adviser and Sub-Advisers do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     The Adviser and Sub-Advisers, as well as their respective affiliates provide investment advisory services to other mutual funds, private investment funds, client accounts and conduct investment activities for their own accounts (together "Other Accounts") which may have investment objectives or may implement investment strategies similar to those of the Funds. Additionally certain of the Other Accounts may also from time to time implement investment strategies which may include transactions that are identical to the Funds'positions or directly contrary to the positions taken by the Funds. These strategies may include, among others, short sales, long/short trading, and pairs trading, as well as swaps and derivates trades. These activities may not be advantageous to the Funds. While the Adviser believes the Funds are not disadvantaged it has adopted procedures to monitor potential conflicts.

                         POTENTIAL CONFLICTS OF INTEREST

     The Adviser's affiliate, Van Eck Absolute Return Advisers, Inc. ("VEARA"), serves as the general partner of Van Eck Hard Assets L.P., a U.S. investment limited partnership which has an investment strategy substantially similar to that of the Hard Assets Fund. VEARA also serves as the adviser of the following funds established in various offshore jurisdictions: Van Eck Global Opportunity Fund (Offshore) Ltd. and Van Eck Global Distressed Debt Fund, Ltd. Additionally, VEARA serves as the general partner of Van Eck Global Opportunity Fund LP, Van Eck Hard Assets, L.P. and Van Eck Multi-Strategy Partners, LP, each a Delaware private investment partnership (together the "private funds"). VEARA is a wholly-owned subsidiary of Van Eck Associates Corp. Founded in 1955, the Adviser, Van Eck Associates Corp. is an investment adviser registered with the Securities and Exchange Commission which provides investment advisory services to the Van Eck mutual funds and the Trust. Further, the Adviser (and its principals, affiliates or employees) may serve as investment adviser or Adviser to other client accounts and conduct investment activities for their own accounts. The Sub-Advisers have similar relationships. The above listed entities and such other entities or accounts (the "Other Clients") may have investment objectives or may implement investment strategies similar to those of the Fund. Additionally, the private funds may also from time to time implement investment strategies which the Adviser decides are not advantageous to the Fund, and which may include transactions that are directly contrary to the positions taken by the Fund. These strategies may include, among others, short sales, long/short trading, pairs trading, as well as swaps and derivates trades.

                              TRUSTEES AND OFFICERS

     The Trustees and officers of the Trust, their address, position with the Trust, age and principal occupations during the past five years are set forth below. The Board of Trustees is responsible for supervising the operation of the Fund. It establishes the Fund's major policies, reviews investments, and provides guidelines to the Advisor and others who provide services to the Fund.

     The present members of the Audit Committee are Richard C. Cowell, David J. Olderman, Ralph F. Peters, and Richard D. Stamberger. This Committee met three times during the last fiscal year. The duties of this Committee include meeting with representatives of the Company's independent accountants to review fees, services, procedures, conclusions and recommendations of independent auditors and to discuss the Company's system of internal controls. Thereafter, the Committee reports to the Board of the Committee's findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm.

     The present members of the Corporate Governance Committee of the Board of Trustees are Jeremy H. Biggs, Philip DeFeo and Ralph F. Peters. This Committee met once during the last fiscal year. The duties of this Committee include consideration of recommendations on nominations for Directors, review of the composition of the Board, and recommendations of meetings, compensation and similar corporate matters.

     The present members of the Executive Committee are John C. van Eck and Ralph F. Peters. This Committee met once during the last fiscal year. The duties of this Committee are to exercise the general powers of the Board of Trustees between meetings of the Board.

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,                                                         NUMBER OF
POSITION(S) HELD WITH                          PRINCIPAL                     PORTFOLIOS IN
FUND AND LENGTH OF                           OCCUPATION(S)                   FUND COMPLEX
SERVICE AS A VAN ECK                          DURING PAST                      OVERSEEN                OTHER DIRECTORSHIPS
TRUSTEE(2):                                   FIVE YEARS:                     BY TRUSTEE:                      HELD:
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
John C. van Eck, CFA               Chairman, Van Eck                             13                Chairman of the Board
(87)+*                             Associates Corporation and former                               and President of two other
Chairman and Trustee               Director of Van Eck Securities                                  investment companies
since 1985                         Corporation                                                     advised by the Adviser
------------------------------------------------------------------------------------------------------------------------------------
Jan F. van Eck                     Director, Van Eck Associates                  13                Trustee of another investment
(39)+**                            Corporation; President and Director,                            company advised by the Adviser
Trustee since 2000                 Van Eck Securities Corporation
                                   and other affiliated companies;
                                   President and Director, Van Eck
                                   Capital, Inc.; President and
                                   Director, Van Eck Absolute Return
                                   Advisers Corporation
------------------------------------------------------------------------------------------------------------------------------------
Derek S. van Eck                   President of Worldwide Hard Assets            13                Trustee of another
(37)+**                            Fund series and the Worldwide Real                              investment company
Trustee since 1999                 Estate Fund series of Van Eck                                   advised by the Adviser
                                   Worldwide Insurance Trust and
                                   the Global Hard Assets Fund series
                                   of Van Eck Funds; Executive Vice
                                   President, Director, Global Investments
                                   and President and Director of Van Eck
                                   Associates Corporation and
                                   Executive Vice President and Director
                                   of Van Eck Securities Corporation and
                                   other affiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
Jeremy H. Biggs                    Vice Chairman, Director and Chief             13                Trustee of two investment
(67)++                             Investment Officer, Fiduciary Trust                             companies advised by the Adviser;
Trustee since 1990                 Company International                                           Chairman, Davis Funds Group;
                                                                                                   Treasurer and Director, Royal Oak
                                                                                                   Foundation; Director, Union
                                                                                                   Settlement Association; First
                                                                                                   Vice President, Trustee and
                                                                                                   Chairman, Finance Committee,
                                                                                                   St. James School
------------------------------------------------------------------------------------------------------------------------------------
Richard C. Cowell                  Private investor                              13                Trustee of another investment
(75)(P)                                                                                            company advised by the Adviser;
Trustee since 1985                                                                                 Director, West Indies &
Caribbean Development Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Philip D. DeFeo                    Chairman, Pacific Stock Exchange;             13                Trustee of another investment
(57)++                             former President and CEO, Van Eck                               company advised by the Adviser
Trustee since 1998                 Associates Corp. and subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
David J. Olderman                  Private investor                              13                Trustee of two other investment
(67)(P)                                                                                            companies advised by the
Trustee since 1994                                                                                 Adviser
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,                                                         NUMBER OF
POSITION(S) HELD WITH                          PRINCIPAL                     PORTFOLIOS IN
FUND AND LENGTH OF                           OCCUPATION(S)                   FUND COMPLEX
SERVICE AS A VAN ECK                          DURING PAST                      OVERSEEN                OTHER DIRECTORSHIPS
TRUSTEE(2):                                   FIVE YEARS:                     BY TRUSTEE:                      HELD:
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
(CONT'D):
Ralph F. Peters                    Private investor                               13               Trustee of another investment
(74)*++                                                                                            company advised by the
Trustee since 1987                                                                                 Adviser; Director, Sun Life
Insurance and Annuity Company
of New York; Director, U.S. Life
Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard D. Stamberger              President and CEO, SmartBrief.com              13               Trustee of two other investment
(44)(P)                                                                                            companies advised by the
Trustee since 1994                                                                                 Adviser; Partner and Co-founder,
Quest Partners, LLC; Executive
Vice President, Chief Operating
Officer and Director of NuCable
Resources Corporation; Director,
India Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------


TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,
POSITION(S) HELD WITH                           PRINCIPAL
FUND AND LENGTH OF                            OCCUPATION(S)
SERVICE AS A VAN ECK                           DURING PAST                                            OTHER DIRECTORSHIPS
TRUSTEE(2):                                    FIVE YEARS:                                                   HELD:
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
Bruce J. Smith                     Senior Vice President and Chief                                 Officer of two other
(48)                               Financial Officer, Van Eck Associates                           investment companies
Officer since 1985                 Corporation, Van Eck Securities Corporation                     advised by the Adviser
                                   and other affiliated companies
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Elwood                   Vice President, Secretary and General                           Officer of two other
(55)                               Counsel, Van Eck Associates Corporation,                        investment companies
Officer since 1998                 Van Eck Securities Corporation and                              advised by the Adviser
                                   other affiliated companies
------------------------------------------------------------------------------------------------------------------------------------
Alex W. Bogaenko                   Director of Portfolio Administration,                           Controller of two
(40)                               Van Eck Associates Corporation and                              other investment companies
Officer since 1997                 Van Eck Securities Corporation                                  advised by the Adviser
------------------------------------------------------------------------------------------------------------------------------------
Charles T. Cameron                 Director of Trading, Van Eck                                    Vice President of another
(43)                               Associates Corporation; Co-Portfolio                            investment company
Officer since 1996                 Manager, Worldwide Bond Fund Series                             advised by the Adviser
------------------------------------------------------------------------------------------------------------------------------------
Susan C. Lashley                   Vice President, Mutual Fund                                     Vice President of two
(48)                               Operations, Van Eck Securities                                  other investment companies
Officer since 1988                 Corp. and Van Eck Associates Corp.                              advised by the Adviser
------------------------------------------------------------------------------------------------------------------------------------
Gregory F. Krenzer                 President, Van Eck U.S. Government                              --
(31)                               Money Fund; Portfolio Manager, U.S.
Officer since 1998                 Government Money Fund; Co-Portfolio
                                   Manager, Worldwide Bond Fund Series
------------------------------------------------------------------------------------------------------------------------------------

----------

(1) The address for each Trustee/Officer is 99 Park Avenue, 8th Floor, New York, NY 10016.

(2) Each trustee serves for an indefinite term, until his resignation, death or removal. Officers are elected yearly by the Trustees.

+ An "interested person" as defined in the 1940 Act. John C. van Eck, Jan van Eck and Derek van Eck are interested trustees as they own shares and are on the Board of Directors of the investment adviser.

* Member of Executive Committee--exercises general powers of Board of Trustees between meetings of the Board.

**   Son of Mr. John C. van Eck.

++   Member of the Corporate Governance Committee.

(P) Member of Audit Committee--reviews fees, services, procedures, conclusions and recommendations of independent auditors.

                             TRUSTEE SHARE OWNERSHIP

                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                            IN ALL REGISTERED INVESTMENT COMPANIES
                               DOLLAR RANGE OF                        OVERSEEN BY TRUSTEE
NAME OF TRUSTEE         EQUITY SECURITIES IN THE FUND            FAMILY OF INVESTMENT COMPANIES
---------------          ---------------------------        --------------------------------------
John C. van Eck                     $0                                   Over $100,000
Jan F. van Eck                       0                                   Over $100,000
Derek S. van Eck                     0                                   Over $100,000
Jeremy H. Biggs                      0                                  $10,001-$50,000
Ralph F. Peters                      0                                     $1-10,000
David J. Olderman                    0                                       None
Richard D. Stamberger                0                                       None
Richard C. Cowell                    0                                       None
Philip D. DeFeo                      0                                       None


                             2002 COMPENSATION TABLE

                         AGGREGATE        PENSION OR RETIREMENT          TOTAL COMPENSATION
NAME OF PERSON         COMPENSATION     BENEFITS ACCRUED AS PART         FROM FUND AND FUND
POSITION                 FROM FUND          OF FUND EXPENSES        COMPLEX (A) PAID TO TRUSTEES
--------------         -------------     -----------------------     ---------------------------
INTERESTED
John C. van Eck             $0                     $0                            $0
Jan F. van Eck              $0                     $0                            $0
Derek S. van Eck            $0                     $0                            $0

INDEPENDENT
Jeremy H. Biggs             $0                   $14,904                       $33,500
Richard C. Cowell         $17,176                  $0                          $38,500
Philip D. DeFeo             $0                   $14,904                       $33,500
David J. Olderman         $17,176                  $0                          $38,500
Ralph F. Peters           $14,904                  $0                          $33,500
Richard D. Stamberger     $12,882                $4,294                        $38,500

----------
(a) The term "fund complex" refers to the Funds of the Trust and the series of the Van Eck Worldwide Insurance Trust, which are also managed by the Adviser. The Trustees are paid a fee for their services to the Trust. No other compensation, including pension or other retirement benefits, is paid to the Trustees by the fund complex.

     As of ________, 2003, all of the Trustees and Officers of the Trust as a group owned less than 1.00% of shares outstanding of the Fund's Classes.

                             PRINCIPAL SHAREHOLDERS

     As of ________, 2003, the Van Eck Capital Inc., was the sole shareholder of the Fund.

                               PURCHASE OF SHARES

     The Absolute Return Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Funds are not open for business). Consequently, since the Fund will compute its net asset values only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Fund may be significantly affected on days when an investor has no access to the Fund. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Board of Trustees whenever the Board judges it is in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

                               VALUATION OF SHARES

     The net asset value per share of the Fund is computed by dividing the value of all of the Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. The Fund will be closed on the following national business holidays: New Year's Day, Martin Luther King Jr.'s birthday,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas (or the days on which these holidays are observed).

     Shares of the Fund are sold at the public offering price, which is determined once each day the Funds are open for business and is the net asset value per share.

     The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Funds have been received.

     The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the NYSE. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

     Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the shares of the Fund may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

                               EXCHANGE PRIVILEGE

     Class A and Class C shareholders of the Fund may exchange their shares for shares of the same class of other funds in the Van Eck Funds Family of Funds. The Exchange Privilege will not be available if the proceeds from a redemption of shares of the Fund whose shares qualify are paid directly to the shareholder. The Exchange Privilege is not available for shares which are not on deposit with DST or State Street Bank and Trust Company ("SSBT"), or shares which are held in escrow pursuant to a Letter of Intent. If certificates representing shares of the Fund accompany a written exchange request, such shares will be deposited into an account with the same registration as the certificates upon receipt by DST.

     The Fund reserves the right to (i) charge a fee of not more than $5.00 per exchange payable to the Fund or charge a fee reasonably intended to cover the costs incurred in connection with the exchange; (ii) establish a limit on the number and amount of exchanges made pursuant to the Exchange Privilege and (iii) terminate the Exchange Privilege without written notice. In the event of such termination, shareholders who have acquired their shares pursuant to the Exchange Privilege will be afforded the opportunity to re-exchange such shares for shares of the Fund originally purchased without sales charge, for a period of not less than three (3) months.

     By exercising the Exchange Privilege, each shareholder whose shares are subject to the Exchange Privilege will be deemed to have agreed to indemnify and hold harmless the Trust and each of its series, their investment adviser, sub-investment adviser (if any), distributor, transfer agent, SSBT and the officers, directors, employees and agents thereof against any liability, damage, claim or loss, including reasonable costs and attorneys' fees, resulting from acceptance of, or acting or failure to act upon, or acceptance of unauthorized instructions or non-authentic telephone instructions given in connection with, the Exchange Privilege, so long as reasonable procedures are employed to confirm the authenticity of such communications. (For more information on the Exchange Privilege, see the Prospectus).

                               INVESTMENT PROGRAMS

     DIVIDEND REINVESTMENT PLAN. Reinvestments of dividends of the Fund will occur on a date selected by the Board of Trustees.

     AUTOMATIC EXCHANGE PLAN. Investors may arrange under the Exchange Plan to have DST collect a specified amount once a month or quarter from the investor's account in the Fund and purchase full and fractional shares of another Fund at the public offering price next computed after receipt of the proceeds. Further details of the Automatic Exchange Plan are given in the application which is available from DST or the Fund. This does not apply to Class C shares.

     An investor should realize that he is investing his funds in securities subject to market fluctuations, and accordingly the Automatic Exchange Plan does not assure a profit or protect against depreciation in declining markets. The Automatic Exchange Plan contemplates the systematic purchase of securities at regular intervals regardless of price levels.

     The expenses of the Automatic Exchange Plan are general expenses of the Fund and will not involve any direct charge to the participating shareholder. The Automatic Exchange Plan is completely voluntary and may be terminated on fifteen days' notice to DST.

     AUTOMATIC INVESTMENT PLAN. Investors may arrange under the Automatic Investment Plan to have DST collect a specified amount once a month or quarter from the investor's checking account and purchase full and fractional shares of the Fund at the public offering price next computed after receipt of the proceeds. Further details of the Automatic Investment Plan are given in the application which is available from DST or the Fund.

     An investor should realize that he is investing his funds in securities subject to market fluctuations, and accordingly the Automatic Investment Plan does not assure a profit or protect against depreciation in declining markets. The Automatic Investment Plan contemplates the systematic purchase of securities at regular intervals regardless of price levels.

     The expenses of the Automatic Investment Plan are general expenses of the Fund and will not involve any direct charge to the participating shareholder. The Automatic Investment Plan is completely voluntary. The Automatic Investment Plan may be terminated on thirty days' notice to DST.

     AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan is designed to provide a convenient method of receiving fixed redemption proceeds at regular intervals from shares of the Fund deposited by the investor under this Plan. This Plan is not available to Class C shareholders. Further details of the Automatic Withdrawal Plan are given in the application, which is available from DST or the Fund.

     In order to open an Automatic Withdrawal Plan, the investor must complete the Application and deposit or purchase for deposit, with DST, the agent for the Automatic Withdrawal Plan, shares of the Fund having a total value of not less than $10,000 based on the offering price on the date the Application is accepted.

     Income dividends and capital gains distributions on shares under an Automatic Withdrawal Plan will be credited to the investor's Automatic Withdrawal Plan account in full and fractional shares at the net asset value in effect on the reinvestment date.

     Periodic checks for a specified amount will be sent to the investor, or any person designated by him, monthly or quarterly (January, April, July and October). The Fund will bear the cost of administering the Automatic Withdrawal Plan.

     Redemption of shares of the Fund deposited under the Automatic Withdrawal Plan may deplete or possibly use up the initial investment plus income dividends and distributions reinvested, particularly in the event of a market decline. In addition, the amounts received by an investor cannot be considered an actual yield or income on his investment, since part of such payments may be a return of his capital. The redemption of shares under the Automatic Withdrawal Plan may give rise to a taxable event.

     The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous because of the sales charge payable with respect to such purchases. An investor may not have an Automatic Withdrawal Plan in effect and at the same time have in effect an Automatic Investment Plan or an Automatic Exchange Plan. If an investor has an Automatic Investment Plan or an Automatic Exchange Plan, such service must be terminated before an Automatic Withdrawal Plan may take effect.

     The Automatic Withdrawal Plan may be terminated at any time (1) on 30 days notice to DST or from DST to the investor, (2) upon receipt by DST of appropriate evidence of the investor's death or (3) when all shares under the Automatic Withdrawal Plan have been redeemed. Upon termination, unless otherwise requested, certificates representing remaining full shares, if any, will be delivered to the investor or his duly appointed legal representatives.


                                      TAXES

TAXATION OF THE FUND--IN GENERAL

     The Fund intends to continue to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Code. To so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements.

     As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its net investment income and short-term capital gains for the taxable year are distributed. However, if for any taxable year the Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits.

     The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute, or be deemed to have distributed, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     ORIGINAL ISSUE DISCOUNT. For federal income tax purposes, debt securities purchased by the Fund may be treated as having an original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Fund each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.

     Debt securities may be purchased by the Fund at a discount which exceeds the original issue discount remaining on the securities, if any, at the time the Fund purchased the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless they make the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for them to maintain their status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

     OPTIONS AND FUTURES TRANSACTIONS. Certain of the Funds' investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, the excise tax and the distribution requirements applicable to regulated investment companies, (ii) defer recognition of realized losses, and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to options and futures contracts. The extent to which the Funds make such investments may be materially limited by these provisions of the Code.

     FOREIGN CURRENCY TRANSACTIONS. Under Section 988 of the Code, special rules are provided for certain foreign currency transactions. Foreign currency gains or losses from foreign currency contracts (whether or not traded in the interbank market), from futures contracts that are not "regulated futures contracts," and from unlisted or equity options are treated as ordinary income or loss under Section 988. The Fund may elect to have foreign currency-related regulated futures contracts and listed non-equity options subject to ordinary income or loss treatment under Section 988. In addition, in certain circumstances, the Fund may elect short term capital gain or loss for foreign currency transactions. The rules under Section 988 may also affect the timing of income recognized by the Fund.


TAXATION OF THE SHAREHOLDERS

     Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income to shareholders. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by shareholders during such period.

     Distributions of net investment income and capital gain net income will be taxable as described above whether received in cash or reinvested in additional shares. When distributions are received in the form of shares issued by the Fund, the amount of the distribution deemed to have been received by participating shareholders is the fair market value of the shares received rather than the amount of cash which would otherwise have been received. In such case, participating shareholders will have a basis for federal income tax purposes in each share received from the Fund equal to the fair market value of such share on the payment date.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a return of their investment upon distribution which will nevertheless be taxable to them.

     If a shareholder (i) incurs a sales load in acquiring shares in the Fund, and (ii) by reason of incurring such charge or making such acquisition acquires the right to acquire shares of one or more regulated investment companies without the payment of a load or with the payment of a reduced load ("reinvestment right"), and (iii) disposes of the shares before the 91st day after the date on which the shares were acquired, and (iv) subsequently acquires shares in that regulated investment company or in another regulated investment company and the otherwise applicable load charge is reduced pursuant to the reinvestment right, then the load charge will not be taken into account for purposes of determining the shareholder's gain or loss. To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder's basis in such shares.

     Income received by the Fund may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of the Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit an investor to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. As an investor, you would then include in gross income both dividends paid to you and the foreign taxes paid by the Funds on their foreign investments.

     The Fund cannot assure investors that they will be eligible for the foreign tax credit. The Fund will advise shareholders annually of their share of any creditable foreign taxes paid by the Fund.

     The Fund may be required to withhold federal income tax at a current rate of 30% from dividends payed to any shareholder who fails to furnish a certified taxpayer identification number ("TIN") or who fails to certify that he or she is exempt from such withholding or who the Internal Revenue Service notifies the Fund as having provided the Fund with an incorrect TIN or failed to properly report interest or dividends for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder's individual federal income tax return.

     The foregoing discussion is a general summary of certain of the current federal income tax laws affecting the Fund and investors in the shares. The discussion does not purport to deal with all of the federal income tax consequences applicable to the Fund, or to all categories of investors, some of which may be subject to special rules. Investors should consult their own advisors regarding the tax consequences, including state and local tax consequences, to them of investment in the Fund.

                               REDEMPTIONS IN KIND

     The Fund has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

                                   PERFORMANCE

     The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Fund have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

   P(1+T)n = ERV

   Where: P =    a hypothetical initial payment of $1,000
          T =    average annual total return
          n =    number of years
          ERV =  ending redeemable value of a hypothetical
                 1,000 payment made0at thembeginningaoftthebeginning of the 1, 5, or 10 year periods at the end of the year or period;

     The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     The Fund may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:

   [(B-A)/A](100)=ATR
   Where:   A =    initial investment
            B =    value at end of period
            ATR =  aggregate total return

     The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     Performance figures of a Fund are not useful for comparison purposes, because they do not reflect the charges and deductions at the separate account level. As Worldwide Absolute Return Fund commenced operations on ________, 2003 performance data are not available.


                            DESCRIPTION OF THE TRUST

     Van Eck Funds (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on April 3, 1985.

     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each Fund, $.001 par value. Currently, six Funds of the Trust are being offered, which shares constitute the interests in Absolute Return Fund, Asia Dynasty Fund, Emerging Markets Fund, Global Hard Assets Fund, International Investors Gold Fund and U.S. Government Money Fund.

     Absolute Return Fund is classified as a non-diversified fund under the 1940 Act. A non-diversified fund is any fund other than a diversified fund. This means that the Fund at the close of each quarter of its taxable year must, in general, limit its investment in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund's assets, no more than 5% of its assets, and (iii) the Fund will not own more than 10% of outstanding voting securities. A Fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another Fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new Funds.

     Each share of a Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more trustees. Shareholders of all Funds are entitled to vote matters affecting all of the Funds (such as the election of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter not affecting that Fund. In accordance with the Act, under certain circumstances, the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholder of the Funds, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liability for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property of all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                             ADDITIONAL INFORMATION

     CUSTODIAN.  State  Street  Bank and Trust  Company,  225  Franklin  Street,
Boston, Massachusetts 02110, serves as the custodian of the Trust's portfolio securities and cash. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

     TRANSFER AGENT. DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105, serves as the Fund's transfer agent.

     INDEPENDENT AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as the Trust's independent auditors.

     COUNSEL. Goodwin Procter LLP, Exchange Place, Boston, Massachusetts 02109, serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

     Financial statements for Absolute Return Fund are not available at this time.

                                    APPENDIX

CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack the characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB--Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B--Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating is also used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

CCC--Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

PREFERRED STOCK RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. PREFERRED STOCK RATINGS:

aaa--An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

aa--An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a--An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa--An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present, but may be questionable over any great length of time.

ba--An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b--An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa--An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

ca--An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c--This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S CORPORATION PREFERRED STOCK RATINGS:

AAA--This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA--A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A--An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB--An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC--Preferred stocks rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

SHORT TERM DEBT RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS:

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                     PART C

                                OTHER INFORMATION

ITEM 23. Exhibits (An * denotes inclusion in this filing)

(a) Master Trust Agreement (incorporated by reference to Registration Statement No. 2-97596); Form of First Amendment to Master Trust Agreement (incorporated by reference to Registration Statement No. 2-97596). Form of Second Amendment to Master Trust Agreement (incorporated by reference to Pre-Effective Amendment No. 1). Form of Third Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 1). Form of Fourth Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 3). Form of Fifth Amendment to the Master Trust Agreement, adding World Income Fund as a series to the trust (incorporated by reference to Post-Effective Amendment No. 7). Form of Sixth Amendment to Master Trust Agreement, adding International Investors Fund as a series of the Trust and establishing investment limitations therefore, respectively, (incorporated by reference to Post-Effective Amendment No. 17). Form of Seventh Amendment to the Master Trust Agreement, adding Short-Term World Income Fund and International Equities Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No. 19).

         Form of Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 20); Form of Amendment to the Master Trust Agreement changing the name of Short-Term World Income Fund to Short-Term World Income Fund-C and changing the name of International Equities Fund to International Growth Fund (incorporated by reference to Post-Effective Amendment No. 20); Form of Second Amendment to the Amended and Restated Master Trust Agreement adding Asia Dynasty Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 23); Third Amendment to the Amended and Restated Master Trust Agreement adding Global Balanced Fund as a series of the Trust and changing the name of International Investors Fund to International Investors Gold Fund (incorporated by reference to Post-Effective Amendment No. 29); Fourth Amendment to the Amended and Restated Master Trust Agreement adding Global SmallCap Fund and Asia Infrastructure Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No. 30); Form of Fifth Amendment to the Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 35); Form of Sixth Amendment to the Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 35); Seventh Amendment to Amended and Restated Master Trust Agreement adding Global Hard Assets Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 36); Eighth Amendment to Amended and Restated Master Trust Agreement adding Gold Opportunity Fund as a series of the Trust (incorporated by reference o Post-Effective Amendment No. 37); Ninth amendment to the Amended and Restated Master Trust Agreement adding Class B shares to Asia Infrastructure Fund, Global Hard Assets Fund and Gold Opportunity Fund series of the Trust (incorporated by reference to Post-Effective Amendment No. 39).Eleventh Amendment to Amended and Restated Master Trust Agreement deleting Emerging Market Growth Fund and Real Estate Fund and changing the name of Global Balanced Fund to Global Leaders Fund. (incorporated by reference to Post-Effective Amendment No. 61)

(b) By-laws of Registrant (incorporated by reference to Registration Statement No. 2-97596).

(c Form of certificate of shares of beneficial interest of the World Trend Fund (incorporated by reference to Pre-Effective Amendment No. 1). Forms of certificates of shares of beneficial interest of Gold/Resources Fund and U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); Form of certificate of shares of beneficial interest of the World Income Fund (incorporated by reference to Post-Effective Amendment No. 6); Forms of certificates of shares of beneficial interest of the Short-Term World Income Fund-C and International Growth Fund (incorporated by reference to Post-Effective Amendment No. 23); Form of certificate of shares of beneficial interest of Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No. 23); Form of certificate of Class B shares of beneficial interest of Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No. 26); Form of certificate of Class A and Class B shares of beneficial interest of Global Balanced Fund (incorporated by reference to Post-Effective Amendment No. 26); Form of certificate of Class A and Class C shares of beneficial interest of Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 33); Form of certificate No. 35); Form of certificate of Class B shares of beneficial interest of Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 39.


(d)(1)      Form of Advisory Agreement To be filed by amendment.

   (2)      Form of Sub-Advisory Agreement To be filed by amendment.

(e) Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 1).

     (1) Selling Group Agreement (incorporated by reference to Post-Effective Amendment No. 12).

(f)      N/A

(g)      Global Custody Agreement To be filed by amendment.

(h) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. utilized by World Income Fund, and Forms of Procedural Agreement, Customer Agreement and Safe Keeping Agreement with Morgan Stanley & Co. utilized by World Income Fund (incorporated by reference to Post-Effective Amendment No. 9).


(i)      Opinion of Goodwin, Procter To be filed by amendment.

(j)      Not applicable

(k)      Not Applicable.

(l)      Not Applicable.

(m) Plan of Distribution with respect to International Growth Fund and Asia Dynasty Fund Incorporated by reference to Post-Effective Amendment No.

         23). Form of Plan of Distribution with respect to Class B shares of Asia Dynasty Fund (Incorporated by reference to Post-Effective Amendment No. 25). Form of Plan of Distribution with respect to Global Balanced Fund (Class A and B) and World Income Fund (Class B) (incorporated by reference to Post-Effective Amendment No. 26). Letter Agreement to add Global SmallCap Fund (Class A) and Asia Infrastructure Fund (Class A) (incorporated by reference to Gold/Resources Fund (Class
         C), International Investors Gold Fund (Class C), Global (Class A) (incorporated by reference to Post-Effective Amendment No. 36). Form of Letter Agreement to add Gold Opportunity Fund (Class A and Class C) and Letter Agreement to add Global Hard Assets Fund (Class C) (incorporated by reference to Post-Effective Amendment No. 37). Form of Plan of Distribution with respect to Asia Infrastructure Fund (Class B), Global Hard Assets Fund (Class B) and Gold Opportunity Fund (Class B) (incorporated by reference to Post-Effective Amendment No. 39).Absolute Return Fund*

(p)      Code of Ethics(incorporated by reference from Post-Effective Amendment
         No. 5).


ITEM 24. Persons controlled by or under common control with Registrant

Not Applicable.


ITEM 25 . Indemnification

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement. Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. Business and other Connections of Investment Adviser

Reference is made to Form ADV of Van Eck Associates Corporation (File No. 801-21340), as currently on file with the Securities and Exchange Commission, and to the caption "Management" in the Registrant's Prospectus and to the captions "The Distributor", "Investment Advisory Services" and "Trustees and Officers" in the Registrant's Statement of Additional Information.

ITEM 27. Principal Underwriters

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Worldwide Insurance Trust and Van Eck Funds, Inc.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:



NAME AND PRINCIPAL POSITION AND OFFICES   POSITION AND OFFICES
BUSINESS ADDRESS WITH REGISTRANT          WITH UNDERWRITER
----------------------------------------   --------------------
John C. van Eck                           Chairman and Director
 Chairman and President
 99 Park Avenue
 New York, NY 10016

Jan F. van Eck                            President and Director
 Trustee
 99 Park Avenue
 New York, NY 10016

Derek S. van Eck                          Director
 Trustee and Executive Vice President
 99 Park Avenue
 New York, NY 10016

Bruce J. Smith                            Vice President, Chief Financial
 Officer, Vice President and Treasurer    Treasurer and Controller
 99 Park Avenue
 New York, NY 10016

Thomas H. Elwood                          Vice President, General Counsel
 Vice President and Secretary             and Secretary
 99 Park Avenue
 New York, NY 10016

Susan C. Lashley                          Managing Director, Operations
 99 Park Avenue
 New York, NY 10016

Keith A. Fletcher                         Executive Vice President
 99 Park Avenue
 New York, NY 10016


(c) Not Applicable

ITEM 28. Location of Accounts and Records

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder.


ACCOUNTS, BOOKS AND DOCUMENTS LISTED BY
  REFERENCE TO SPECIFIC SUBSECTION OF
       17 CFR 270 31A-1 TO 31A-3          PERSON IN POSSESSION AND ADDRESS
---------------------------------------   --------------------------------

           31a-1(b)(1)                    Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(2)(i)                 Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(2)(ii)                Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(2)(iii)               Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(2)(iv)                DST Systems, Inc.
                                          21 West Tenth Street
                                          Kansas City, Missouri 64105

           31a-1(b)(3)                    Not Applicable

           31a-1(b)(4)                    Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016


                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(6)                    Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(7)                    Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(8)                    Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

ACCOUNTS, BOOKS AND DOCUMENTS LISTED BY
  REFERENCE TO SPECIFIC SUBSECTION OF
       17 CFR 270 31A-1 TO 31A-3          PERSON IN POSSESSION AND ADDRESS
---------------------------------------   --------------------------------

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-1(c)                     Not Applicable

             31a-1(d)                     Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-1(e)                     Not Applicable

             31a-1(f)                     Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-2(a)(1)                  Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

                                          DST Systems, Inc.
                                          21 West Tenth Street
                                          Kansas City, MO 64105

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-2(b)                     Not Applicable

             31a-2(c)                     Van Eck Securities Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-2(d)                     Not Applicable

             31a-2(e)                     Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-3                        Not Applicable

             All Other Records            Van Eck Funds
             pursuant to the Rule         99 Park Avenue
                                          New York, NY 10016



ITEM 29. Management Services

----------------------------

               None

ITEM 30. Undertakings

         ------------

               None

                                   SIGNATURES

                                   ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 14th day of May 2003


                                  VAN ECK FUNDS


                                    By: /s/ John C. van Eck
                                        ----------------------------------
                                        John C. van Eck, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                         Title                      Date
---------                         -----                      ----


/s/ John C. van Eck         Chairman and President       May 14, 2003
----------------------
John C. van Eck

/s/ Bruce J. Smith          Chief Financial Officer      May 14, 2003
----------------------
Bruce J. Smith

/s/ Jeremy H. Biggs*           Trustee                   May 14, 2003
----------------------
Jeremy H. Biggs

/s/ Richard C. Cowell*         Trustee                   May 14, 2003
----------------------
Richard C. Cowell

/s/ Philip D. DeFeo*           Trustee                   May 14, 2003
----------------------
Philip D. DeFeo

/s/ David J. Olderman*         Trustee                   May 14, 2003
----------------------
David J. Olderman

/s/ Ralph F. Peters*           Trustee                   May 14, 2003
----------------------
Ralph F. Peters

Signature                       Title                      Date
---------                       -----                      ----


/s/ Richard D. Stamberger*     Trustee                 May 14, 2003
-------------------------
Richard D. Stamberger

/s/ Derek S. van Eck           Trustee                 May 14, 2003
-------------------------
Derek S. van Eck

/s/ Jan F. van Eck             Trustee                 May 14, 2003
-------------------------
Jan F. van Eck



* Executed on behalf of Trustee by John C. van Eck, as attorney-in-fact.